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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21188

Registrant Name:	PIMCO California Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2009

Date of Reporting Period:	December 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO California Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—82.0%
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home (CA Mtg. Ins.),
$3,200	5.20%, 11/15/22	NR/A+	$2,946,944
11,725	5.35%, 11/15/32	NR/A+	9,880,071
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (MBIA)	Baa1/AA	718,630
1,150	Ceres Redev. Agcy., Tax Allocation, 5.00%, 11/1/33 (MBIA)	Baa1/AA	820,318
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	NR/BBB	1,125,222
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A-	2,921,510
5,000	Educational Facs. Auth. Rev., Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aa3/AA	4,501,600
	Golden State Tobacco Securitization Corp. Rev.,
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	A2/A	2,677,520
9,500	5.00%, 6/1/45, Ser. A (AMBAC-TCRS)	A2/A	6,392,455
4,795	6.25%, 6/1/33, Ser. A-1	Aaa/AAA	5,204,829
35,490	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (b)	NR/AAA	41,273,450
	Health Facs. Finance Auth. Rev.,
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Baa1/AA	4,603,080
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A+	1,745,540
1,550	5.25%, 1/1/26	NR/A+	1,308,789
7,750	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges, 5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (b)	Aaa/AAA	8,653,030
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A	2,482,110
8,000	5.55%, 8/1/31, Ser. A	NR/A+	6,880,880
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (MBIA)	Baa1/AA	16,501
6,000	Los Angeles Department of Water & Power Rev., 4.75%, 7/1/30, Ser. A-2 (FSA) (g)	Aaa/AAA	5,261,460
9,580	Los Angeles Unified School Dist., GO, 4.75%, 1/1/28, Ser. A (MBIA)	Aa3/AA	8,639,915
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	A2/AA	4,552,997
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	A1/AA	4,309,550
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	A1/AA	4,335,800
5,525	Orange Cnty. Water Dist. Rev., CP, 5.00%, 8/15/34, Ser. B (MBIA)	Aa2/AA+	5,075,202
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (MBIA)	Baa1/AA	1,542,460
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	A3/AA	1,107,146
1,950	Poway Unified School Dist. Community Facs. Dist. No. 6, Special Tax, 5.125%, 9/1/28	NR/BBB	1,272,063
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Baa1/A+	4,436,100
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29 (MBIA)	Baa1/AA	388,590
5,750	Sacramento Muni Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (MBIA)	A1/AA	5,065,060
6,250	San Diego Cnty. Water Auth. Rev., CP, 5.00%, 5/1/38, Ser. A (FSA)	Aa3/AAA	5,892,375
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (FSA)	Aa2/AAA	11,696,086
1,500	San Diego Univ. Foundation Auxiliary Organization Rev., 5.00%, 3/1/27, Ser. A (MBIA)	Baa1/AA	1,369,650
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AAA	2,958,270
13,200	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC)	A3/AA	9,192,216

PIMCO California Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$4,425	South Tahoe JT Powers Financing Auth. Rev., 5.45%, 10/1/33	NR/BBB	$3,896,478
4,095	State Department Veteran Affairs Home Purchase Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aa2/AA-	3,733,493
4,600	State Public Works Board Lease Rev., Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA-	4,381,132
265	State, GO, 5.00%, 6/1/37	A1/A+	225,873
	Statewide Community Dev. Auth. Rev., Catholic Healthcare West,
1,200	5.50%, 7/1/31, Ser. D	A2/A	1,032,312
1,200	5.50%, 7/1/31, Ser. E	A2/A	1,032,300
3,505	Internext Group, CP, 5.375%, 4/1/30	NR/BBB	2,067,039
7,300	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	6,168,938
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	NR/A+	12,379,950
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA-	8,527,200
	Tobacco Securitization Agcy. Rev., Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	4,884,057
7,000	6.00%, 6/1/42	Baa3/NR	4,105,360
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	1,194,540
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	2,492,150
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	2,511,542
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aa3/AA	899,500
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	1,710,625
2,750	Woodland Finance Auth. Lease Rev., 5.00%, 3/1/32 (XLCA)	A3/NR	2,351,442

	Total California Municipal Bonds & Notes (cost—$270,419,028)		244,841,350

OTHER MUNICIPAL BONDS & NOTES—4.5%
	Indiana—1.0%
5,000	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (a)(c)	NR/NR	2,980,550

	New York—1.0%
3,300	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/37, Ser. D (g)	Aa2/AAA	3,095,499

	Puerto Rico—2.2%
	Public Building Auth. Rev., Gov’t Facs.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB-	3,037,645
290	5.25%, 7/1/36, Ser. D	Baa3/BBB-	207,562
	Sales Tax Financing Corp. Rev., Ser. A,
23,200	zero coupon, 8/1/47 (AMBAC)	A1/A+	1,412,416
29,200	zero coupon, 8/1/54 (AMBAC)	A1/A+	1,028,132
26,300	zero coupon, 8/1/56	A1/A+	760,333

			6,446,088

	South Dakota—0.3%
2,000	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.50%, 12/1/35	NR/NR	1,066,680

	Total Other Municipal Bonds & Notes (cost—$22,476,058)		13,588,817

PIMCO California Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—1.3%
$3,700	CIT Group, Inc., 5.80%, 7/28/11 (f)	Baa1/BBB+	$3,100,441
	International Lease Finance Corp., FRN,
500	2.373%, 5/24/10	Baa1/A-	398,546
400	5.153%, 1/15/10	Baa1/A-	301,775

	Total Corporate Bonds & Notes (cost—$3,405,018)		3,800,762

VARIABLE RATE NOTE (d)—1.2%
	Puerto Rico—1.2%
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$3,937,433)	Ba1/BBB-	3,579,866

SHORT-TERM INVESTMENTS—11.0%
California Variable Rate Demand Notes (d)(e)—9.1%
7,000	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev., Oshman Family Jewish Community, 0.85%, 1/2/09	VMIG1/NR	7,000,000
3,500	Infrastructure & Economic Dev. Bank Rev., Contemporary Jewish Museum, 0.85%, 1/2/09	VMIG1/NR	3,500,000
4,200	Sacramento Cnty. Sanitation Dist. Rev., 0.85%, 1/2/09, Ser. B	VMIG1/A-1+	4,200,000
	Southern California Public Power Auth. Rev., Ser. A,
8,800	Mead Adelanto, 0.75%, 1/8/09	VMIG1/NR	8,800,000
3,700	Mead Phoenix, 0.75%, 1/8/09	VMIG1/NR	3,700,000

	Total California Variable Rate Demand Notes (cost—$27,200,000)		27,200,000

Corporate Bonds & Notes (f)—1.9%
	American General Finance Corp.,
1,300	4.403%, 10/2/09, FRN	Baa1/BBB	996,669
900	4.625%, 5/15/09	Baa1/BBB	771,909
4,100	CIT Group, Inc., 4.125%, 11/3/09	Baa1/BBB+	3,860,064

	Total Corporate Bonds & Notes (cost—$5,480,217)		5,628,642

	Total Short-Term Investments (cost—$32,680,217)		32,828,642

	Total Investments (cost—$332,917,754)—100.0%		$298,639,437

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,980,550, representing 1.0% of total investments.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2008.

(e)	Maturity date shown is date of next put.

(f)	All or partial amount segregated as collateral for reverse repurchase agreements.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:

AMBAC—insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.—insured by California Mortgage Insurance

CA St. Mtg.—insured by California State Mortgage

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note. The interest rate disclosed reflects the interest rate in effect on December 31, 2008.

FSA—insured by Financial Security Assurance, Inc.

GO—General Obligation Bond

GTD—Guaranteed

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

TCRS—Temporary Custodian Receipts

XLCA—insured by XL Capital Assurance

Other Investments:
(1) Open reverse repurchase agreements at December 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	1.65%	12/24/08	1/29/09	$1,847,254	$1,847,000
	1.75%	12/23/08	1/26/09	5,073,479	5,072,000

					$6,919,000

Collateral for open reverse repurchase agreements at December 31, 2008 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

Barclays Bank	American General Finance Corp.	4.403%	10/2/09	$1,300,000	$996,669
	American General Finance Corp.	4.625%	5/15/09	900,000	771,909
	CIT Group, Inc.	4.125%	11/3/09	4,100,000	3,860,064
	CIT Group, Inc.	5.80%	7/28/11	3,700,000	3,100,441

					$8,729,083

The Fund received $559,593 in U.S. government agency securities as collateral for reverse repurchase agreements.
Fair Value Measurements—Effective October 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the three months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used at December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	298,639,437
Level 3 - Significant Unobservable Inputs	—

Total	$298,639,437

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO California Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 26, 2009
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 26, 2009
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 26, 2009